Derivatives and Hedging Instruments (Derivatives and Hedging Activities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Suntech Warrant [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 0.2	$ 0
Prepaid and Other Current Assets [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1.6	0
Prepaid and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	0.8
Derivative Asset, Fair Value, Gross Asset	1.0	0
Prepaid and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value
Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	(1.6)	0
Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	2.4	0
Interest Rate Swap [Member] | Accrued Liabilities [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(2.4)	(5.0)
Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(10.8)
Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(310.6)	(23.1)
Fair Value, Measurements, Recurring [Member] | Equity Option [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(506.5)	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(2.6)	(5.0)
Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(2.4)	0
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(11.5)	(7.1)
Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(270.5)	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(264.6)	8.4
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Option [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(506.5)	0
Assets, Fair Value Disclosure		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(2.6)	(5.0)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(2.4)	0
Assets, Fair Value Disclosure	(2.4)	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(270.5)	0
Assets, Fair Value Disclosure		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(10.8)	(6.6)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Option [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(11.5)	(7.1)
Assets, Fair Value Disclosure		(7.1)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0	0
Forward Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0.7	0.5
Forward Contracts [Member] | Fair Value, Measurements, Recurring [Member] | Other Income [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	8.0	9.0	7.4
Forward Contracts [Member] | Fair Value, Measurements, Recurring [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0.2	0	0
Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0	0
Forward Contracts [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure		0.5
Derivative Asset, Fair Value, Gross Asset	0.7	0.5
Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	514.8	0
Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure		0
Derivative Asset, Fair Value, Gross Asset	514.8	0
Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0	0
Interest Rate Swap [Member] | Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	1.6	4.3
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	2.6	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	2.6	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	$ 0	$ 0